GUARANTEE LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
GUARANTEE LIABILITIES
Total	¥ 910,949	$ 128,651	¥ 388,307	¥ 146,427
Guarantee liabilities - stand ready
GUARANTEE LIABILITIES
Total	207,997		¥ 388,307	¥ 146,427	¥ 140,105
Guarantee liabilities - contingent
GUARANTEE LIABILITIES
Total	¥ 702,952